Debt (Narrative) (Details)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended
	Mar. 29, 2021 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) item shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item $ / shares	Mar. 31, 2020 USD ($)
Debt Instrument [Line Items]
Fair value of note payable								$ 900,000		$ 900,000
Contingent Payment Obligation, Minimum Return						$ 47,200,000
Contingent Payment Obligation, Maximum Obligation				$ 10,800,000		10,800,000		42,000,000.0		42,000,000.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)				$ (172,000)	$ (105,000)	$ (2,996,000)	$ (3,487,000)	(8,367,000)	$ (1,094,000)
Brickell [Member]
Debt Instrument [Line Items]
Debt Instrument, Estimated Minimum Return								42,000,000	39,000,000
Mintz [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 3,000,000.0
Secured Debt [Member] | Brickell [Member]
Debt Instrument [Line Items]
Repayments of Debt										3,300,000
Proceeds from debt								0	$ 0	18,000,000
Secured Debt [Member] | Mintz [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 3,000,000.0
Notes payable								3,100,000		3,100,000
Unpaid fees and expenses								$ 3,600,000		$ 3,600,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate				12.00%		12.00%		8.00%		8.00%
Interest expense						$ 200,000
Outstanding principal converted						$ 850,000
Shares issued | shares						2,800,000		710,000	1,600,000
Aggregate common stock | item						215,000
Debt, term						5 years
Convertible Debt [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Principal prepayment						0.25%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Principal prepayment						0.20%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Principal prepayment						0.15%
Convertible Debt [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Principal prepayment						0.10%
Note Payable To A Related Party [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt								$ 800,000		$ 800,000
Interest expense								$ 30,000.00	$ 40,000.00
Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Interest rate								12.00%		12.00%
Repayments of Debt								$ 1,200,000
Transfer of capital stock								50.00%
Accrued interest								$ 30,000.00		$ 30,000.00
Notes payable								$ 3,100,000		$ 3,100,000
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt				$ 700,000		$ 700,000
Interest rate				4.00%		4.00%		4.00%		4.00%
Debt payment per month						$ 10,000		$ 10,000
Final balloon payment								$ 680,000		$ 680,000
Maturity date								Apr. 30, 2022
Promissory Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from debt								$ 450,000	2,440,000
Beneficial conversion feature								170,000	550,000
Interest expense								470,000	320,000
Amortization								170,000	120,000
Contractual interest								300,000	200,000
Outstanding principal converted								$ 150,000	$ 100,000
Shares issued | shares								750,000	250,000
Conversion price | $ / shares								$ 0.20	$ 0.40	$ 0.20
Aggregate common stock | item								23,600,000
Debt, term								5 years
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Measurement input | item								0.25		0.25
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Measurement input | item								0.20		0.20
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Measurement input | item								0.15		0.15
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Measurement input | item								0.10		0.10
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Default Rate [Member]
Debt Instrument [Line Items]
Measurement input | item								0.12		0.12
Short Term Promissory Notes [Member]
Debt Instrument [Line Items]
Interest rate								20.00%		20.00%
Short Term Promissory Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Repayments of Debt								$ 230,000
Accrued interest								40,000.00		$ 40,000.00
Interest expense								$ 10,000.00	$ 30,000.00
Shares issued | shares								1,740,426
Convertible Debt, July 18, 2019 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate								7.50%		7.50%
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Common stock issued								$ 3,800,000
Termination payment								2,700,000		$ 2,700,000	$ 5,000,000.0
Contingent Payment Obligation [Member] | Unsecured Debt [Member] | Termination Fee [Member]
Debt Instrument [Line Items]
Fair value of payment obligation								600,000	400,000	600,000
Measurement input								$ 600,000	$ 400,000	600,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Interest rate			1.00%
Debt payment per month			$ 8,000
Maturity date								May 03, 2022
Proceeds from debt			$ 200,000
Contingent Payment Rights [Member]
Debt Instrument [Line Items]
Common stock issued						1,000,000.0
Proceeds from debt						$ 400,000
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Common stock issued								$ 1,800,000
Proceeds from debt								900,000
Fair value of payment obligation								2,500,000		2,500,000
Measurement input								2,500,000		2,500,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)								400,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Quotient [Member]
Debt Instrument [Line Items]
Fair value of payment obligation								10,000,000		10,000,000
Measurement input								10,000,000		10,000,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Investors Subscription [Member]
Debt Instrument [Line Items]
Fair value of payment obligation								10,000,000		10,000,000
Measurement input								10,000,000		10,000,000
Contingent Payment Rights [Member] | Unsecured Debt [Member] | Measurement Input, Investors Subscription, Aggregate [Member]
Debt Instrument [Line Items]
Fair value of payment obligation								4,700,000		4,700,000
Measurement input								$ 4,700,000		$ 4,700,000
Minimum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment								55.00%
Minimum [Member] | Contingent Payment Obligation [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment						55.00%
Maximum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment								100.00%
Maximum [Member] | Contingent Payment Obligation [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment						100.00%
Cumulative Effect, Period of Adoption, Adjustment [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Beneficial conversion feature								$ 800,000
Amortization								$ 300,000
Significant Other Observable Inputs (Level 2) [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Fair value of note payable				$ 2,400,000		$ 2,400,000